MD P-1
                        SUPPLEMENT DATED JANUARY 3, 2007
                       TO THE PROSPECTUS DATED MAY 1, 2006
                                       OF
                  MUTUAL DISCOVERY SECURITIES FUND (THE FUND)
       A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The prospectus is amended as follows:

The description under "Management" of the team responsible for the management of the Fund, on page MD-8, is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities they considered to be undervalued. The portfolio managers of the team are as follows:

ANNE E. GUDEFIN, CFA
PORTFOLIO MANAGER OF FRANKLIN TEMPLETON INVESTMENT MANAGEMENT LIMITED

Ms. Gudefin assumed the duties of manager of the Fund in 2005 and became a co-manager in January 2007. She joined Franklin Templeton Investments in 2000.

CHARLES M. LAHR
PORTFOLIO MANAGER OF FRANKLIN MUTUAL ADVISERS, LLC (FRANKLIN MUTUAL)

Mr. Lahr assumed the duties of co-manager in January 2007 and has been a portfolio manager of Franklin Mutual since joining Franklin Templeton Investments in 2003. Prior to that time, Mr. Lahr was a senior analyst for the State of Wisconsin Investment Board and also worked for U.S. Bancorp and the Principal Financial Group.

MANDANA HORMOZI
PORTFOLIO MANAGER OF FRANKLIN MUTUAL

Ms. Hormozi assumed the duties of portfolio manager of the Fund in January 2007. Prior to joining Franklin Templeton Investments in 2003, she was a senior vice president in the equity research department at Lazard Freres, and, before that, she was an economic research analyst at Mitsubishi Bank.

As co-managers of the Fund, Ms. Gudefin and Mr. Lahr have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which either may perform these functions, and the nature of these functions, may change from time to time. Ms. Hormozi provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Fund shares.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE















MS P-1
                        SUPPLEMENT DATED JANUARY 3, 2007
                       TO THE PROSPECTUS DATED MAY 1, 2006
                                       OF
                   MUTUAL SHARES SECURITIES FUND (THE FUND)
       A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The prospectus is amended as follows:

The description under "Management" of the team responsible for the management of the Fund, on page MS-8, is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities they considered to be undervalued. The portfolio managers of the team are as follows:

PETER LANGERMAN
PRESIDENT, CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER OF FRANKLIN MUTUAL ADVISERS, LLC (FRANKLIN MUTUAL)

Mr. Langerman assumed the duties of portfolio manager of the Fund when he rejoined Franklin Templeton Investments in 2005 and became a co-manager in January 2007. He joined Franklin Templeton in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and member of the management team of the Fund, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Between 1986 and 1996, he was employed at Heine Securities Corporation, the predecessor of Franklin Mutual.

F. DAVID SEGAL
PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Segal has been a portfolio manager of the Fund since 2005 and became a co-manager in January 2007. Prior to joining Franklin Templeton Investments in 2002, Mr. Segal was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.

DEBBIE TURNER, CFA
PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Ms. Turner has been a portfolio manager of the Fund since 2001. She joined Franklin Templeton Investments in 1996.

As co-managers of the Fund, Mr. Langerman and Mr. Segal have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which either may perform these functions, and the nature of these functions, may change from time to time. Ms. Turner provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Fund shares.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE










FTVIPT S-2

                        SUPPLEMENT DATED JANUARY 12, 2007
               TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
                   DATED MAY 1, 2006, AS PREVIOUSLY AMENDED
        OF FRANKIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (TRUST)

This supplement amends the SAI of the Trust as follows:

1. SECTION 5.22 "POLICIES AND PROCEDURES REGARDING THE RELEASE OF PORTFOLIO HOLDINGS" IS REPLACED WITH THE FOLLOWING:

5.22 POLICIES AND PROCEDURES REGARDING THE RELEASE OF PORTFOLIO HOLDINGS

The Trust's overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

For purposes of this policy, portfolio holdings information does not include aggregate, composite or descriptive information that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the applicable U.S. registered fund. Information excluded from the definition of portfolio holdings information generally includes, without limitation: (1) descriptions of allocations among asset classes, regions, countries or industries/sectors; (2) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (3) performance attributions by industry, sector or country; or (4) aggregated risk statistics. Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on the Trust's website. In addition, other information may also be deemed to not be portfolio holdings information if, in the reasonable belief of the Trust's Chief Compliance Officer (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Funds.

Consistent with current law, the Funds release complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

In addition, a complete list of each Fund's portfolio holdings is released 30 calendar days after the end of each calendar quarter. Other descriptive information, such as each Fund's top 10 holdings, industry weightings and geographic weightings, may be released monthly, no sooner than 5 days after the end of each month. Released portfolio holdings information can be viewed on franklintempleton.com.

To the extent that this policy would require the release of portfolio holdings information regarding a particular portfolio holding for a Fund, the portfolio manager for the Fund may request that the holding be withheld from the portfolio holdings information if the holding is the subject of ongoing purchase or sale orders/programs, or if the release of such portfolio holdings information would otherwise be sensitive or inappropriate due to liquidity and other market considerations, in each case as determined by the portfolio manager in consultation with the head of Global Investment Adviser Compliance (or his/her designee).

Exceptions to the portfolio holdings release policy will be made only when: (1) the Funds have a legitimate business purpose for releasing portfolio holdings information to selected third parties in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement; and (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Trust's fiduciary duties. The determination of whether the Funds have a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public shall be made by the Trust's Chief Compliance Officer or his/her designee, following a request submitted in writing. The Chief Compliance Officer will report to the board of trustees on exceptions granted to the policy, along with an explanation of the legitimate business purpose that is served as a result of the exception.

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators, including rating agencies, fund rating/ranking services and other data providers; service providers to the Trust; shareholders of a fund to whom such fund has determined to process a redemption request in-kind based upon a determination by the Fund's portfolio manager and the Trust's Chief Compliance Officer (or his/her designee) that such redemption in-kind is in the best interests of the redeeming Fund and its remaining shareholders; provided, however, that the portfolio holdings information so released in advance of the actual delivery of the redemption proceeds is limited to only that information reasonably necessary to allow the shareholder to prepare for receipt of the in-kind redemption proceeds; municipal securities brokers using the Investor Tools product; and certain entities approved by the Trust's Chief Compliance Officer (or his/her designee) on a case-by-case basis, in limited circumstances, including where the release of such information is required by foreign law or regulation (in these situations, the recipient will be requested to execute a non-disclosure agreement).

The specific entities to whom the Trust may provide portfolio holdings in advance of their release to the general public are:

o     Bloomberg, Capital Access, CDA (Thomson Financial), FactSet,
      Fidelity Advisors, Lipper Inc., Morningstar, Standard & Poor's, Vestek, and Fidelity Management Trust Company, all of whom may receive portfolio holdings information 15 days after the quarter end.

o Service providers to the Funds that receive portfolio holdings information from time to time in advance of general release in the course of performing, or to enable them to perform, services for the Funds, including: CUSTODIAN BANK: Bank of New York or JPMorgan Chase Bank; INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
      PricewaterhouseCoopers LLP; OUTSIDE FUND LEGAL COUNSEL: Stradley Ronon Stevens & Young, LLP and Jorden Burt LLP; INDEPENDENT DIRECTORS'/TRUSTEES' COUNSEL: Bleakley, Platt & Schmidt, LLP; and/or Wolf, Block, Schorr & Solis-Cohen, LLP; PROXY VOTING SERVICES: Glass, Lewis & Co. and Institutional Shareholder Services; BROKERAGE ANALYTICAL
      SERVICES: Sanford Bernstein, Brown Brothers Harriman, Royal Bank of Canada Capital Markets, JP Morgan Securities Inc.; FINANCIAL PRINTERS:
      RR Donnelley & Sons Company or GCOM Solutions, Inc.

In all cases, eligible third parties are required to execute a non-disclosure agreement. Non-disclosure agreements include the following provisions:

o The recipient agrees to keep confidential any portfolio holdings information received until such information either is released to the public or the release is otherwise approved by the head of Global Compliance (or his/her designee) or the Trust's Chief Compliance Officer (or his/her designee);
o The recipient agrees not to trade on the non-public information received; and
o The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from Franklin Templeton Investments.

In no case does the Trust receive any compensation in connection with the arrangements to release portfolio holdings information to any of the above-described recipients of the information.

Several investment managers within Franklin Templeton Investments (F-T Managers) serve as investment managers to offshore funds that are registered or otherwise authorized for sale with foreign regulatory authorities. The release of portfolio holdings information for such offshore funds is excluded from the Trust's portfolio holdings release policy if such information is given to offshore banks, broker-dealers, insurance companies, registered investment managers and other financial institutions (offshore investment managers) with discretionary authority to select offshore funds on behalf of their clients. Because such offshore funds may from time to time invest in securities substantially similar to those of the Trust, there is the risk that such portfolio holdings information may be used to trade inappropriately against the Trust. To mitigate such risks, such information may only be disclosed for portfolio analytic purposes, such as risk analysis/asset allocation, and the offshore investment manager will be required to execute a non-disclosure agreement, whereby such offshore investment manager agrees to maintain such information as confidential, including limiting the dissemination of such information within its organization, and not to trade in any shares of any U.S. registered Franklin or Templeton fund, including the Funds.

In addition, some F-T Managers serve as investment managers to various bank commingled trusts maintained by a Franklin Templeton Investments trust company, to various Canadian institutional pooled funds, to separate accounts, and as sub-advisers to other mutual funds not within the Franklin Templeton Investments fund complex. Such trusts, pooled funds, accounts and other funds (collectively, "other accounts") are not subject to the Trust's portfolio holdings release policy. However, in some instances the portfolio holdings of such other accounts may be similar to and, in certain cases, nearly identical to those of a Franklin Templeton mutual fund, including the Funds. In the case of bank commingled trusts and Canadian institutional pooled funds, to mitigate risks that such portfolio holdings information may be used to trade inappropriately against a mutual fund, the recipient of such portfolio holdings information will be required to execute a non-disclosure agreement similar to the one described above for offshore funds. With respect to the other mutual funds not within the Franklin Templeton Investments fund complex, the sponsors of such funds may disclose the portfolio holdings of such funds at different times than the Funds disclose their portfolio holdings.

The Trust's portfolio holdings release policy and all subsequent amendments has been reviewed and approved by the Trust's board of trustees and any other material amendments shall also be reviewed and approved by the board. The investment managers' compliance staff conduct periodic reviews of compliance with the policy and provide at least annually a report to the board regarding the operation of the policy and any material changes recommended as a result of such review. The investment managers' compliance staff also will report to the board on exceptions granted to the policy, along with an explanation of the legitimate business purpose of the Trust that is served as a result of the exception.

2. Section 9.3.1 "OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS" is amended as follows:

a. The listing of Alexander Calvo is deleted from the table.

b. The following is added after the existing table:

      For the portfolio managers indicated, the following table lists the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category as of November 30, 2006:

  ---------------------------------------------------------------------
  FUND      NUMBER    ASSETS   NUMBER   ASSETS    NUMBER   ASSETS
  AND       OF        OF       OF       OF        OF       OF
  PORTFOLIO OTHER     OTHER    OTHER    OTHER     OTHER    OTHER
  MANAGERS  INVESTMEN INVESTME POOLED   POOLED    ACCOUNTS ACCOUNTS
            COMPANIES COMPANIE INVESTME INVESTMEN MANAGED  MANAGED
            MANAGED   MANAGED  VEHICLES MANAGED            ($ X 1
                     ($ X 1    MANAGED  ($ X 1             MILLION)(2)
                     MILLION)(1)        MILLION)
  ---------------------------------------------------------------------
  (Mutual
  Discovery
  Securities
  Fund)

  Charles
  M. Lahr    2      $13,319.5   2(1)    491(1)     0         N/A

  Mandana    1      $12,314.8   0       N/A        0         N/A
  Hormozi
  ---------------------------------------------------------------------
1. The pooled investment vehicles listed are managed by a team of investment professionals. Accordingly, the individual manager listed would not be solely responsible for managing such listed amounts.

In Section 9.3.4 "PORTFOLIO MANAGER OWNERSHIP OF FUND SHARES", the following is added to the end of the existing text:

On November 30, 2006, neither Charles M. Lahr nor Mandana Hormozi had any investments in separate accounts or qualified pension plans that invested in shares of the Fund they manage.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.